Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Issued capital [member]		Legal reserves [member]	Share premium [member]	Currency translation adjustment [member]	Other reserves [member]		Retained earnings [member]		Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2014	$ 1,180,537	[1]	$ 118,054	$ 609,733	$ (658,284)	$ (317,799)	[2]	$ 11,721,873		$ 12,654,114	$ 152,200	$ 12,806,314
Statement Line Items [Line Items]
Income (loss) for the year								(80,162)		(80,162)	5,737	(74,425)
Currency translation adjustment					(255,569)					(255,569)	(691)	(256,260)
Remeasurements of post employment benefit obligations, net of taxes						10,213	[2]			10,213	(274)	9,939
Change in value of available for sale financial instruments and cash flow hedges net of tax						12,484	[2]			12,484	417	12,901
Share of other comprehensive income of non-consolidated companies					(92,914)	(4,239)	[2]			(97,153)		(97,153)
Other comprehensive income for the year					(348,483)	18,458	[2]			(330,025)	(548)	(330,573)
Total comprehensive income (loss) for the year					(348,483)	18,458	[2]	(80,162)		(410,187)	5,189	(404,998)
Acquisition and other changes in non-controlling interests						659	[2]			659	(1,727)	(1,068)
Dividends paid in cash							[2]	(531,242)		(531,242)	(2,950)	(534,192)
Balance at Dec. 31, 2015	1,180,537	[1]	118,054	609,733	(1,006,767)	(298,682)	[2]	11,110,469		11,713,344	152,712	11,866,056
Statement Line Items [Line Items]
Income (loss) for the year								55,298		55,298	3,441	58,739
Currency translation adjustment					37,339					37,339	(152)	37,187
Remeasurements of post employment benefit obligations, net of taxes						(1,781)	[2]			(1,781)	(209)	(1,990)
Change in value of available for sale financial instruments and cash flow hedges net of tax						(7,573)	[2]			(7,573)	25	(7,548)
Share of other comprehensive income of non-consolidated companies					3,473	(5,054)	[2]			(1,581)		(1,581)
Other comprehensive income for the year					40,812	(14,408)	[2]			26,404	(336)	26,068
Total comprehensive income (loss) for the year					40,812	(14,408)	[2]	55,298		81,702	3,105	84,807
Acquisition and other changes in non-controlling interests						2	[2]			2	(1,073)	(1,071)
Dividends paid in cash							[2]	(507,631)		(507,631)	(29,089)	(536,720)
Balance at Dec. 31, 2016	1,180,537	[1]	118,054	609,733	(965,955)	(313,088)	[2]	10,658,136	[3]	11,287,417	125,655	11,413,072
Statement Line Items [Line Items]
Income (loss) for the year								544,737	[3]	544,737	(8,348)	536,389
Currency translation adjustment					151,080					151,080	682	151,762
Remeasurements of post employment benefit obligations, net of taxes						(7,423)	[2]			(7,423)	126	(7,297)
Change in value of available for sale financial instruments and cash flow hedges net of tax						4,549	[2]			4,549	(24)	4,525
Share of other comprehensive income of non-consolidated companies					(9,548)	136	[2]			(9,412)		(9,412)
Other comprehensive income for the year					141,532	(2,738)	[2]			138,794	784	139,578
Total comprehensive income (loss) for the year					141,532	(2,738)	[2]	544,737	[3]	683,531	(7,564)	675,967
Acquisition and other changes in non-controlling interests						(4,743)				(4,743)	4,694	(49)
Dividends paid in cash							[2]	(484,020)	[3]	(484,020)	(24,000)	(508,020)
Balance at Dec. 31, 2017	$ 1,180,537	[4]	$ 118,054	$ 609,733	$ (824,423)	$ (320,569)	[2]	$ 10,718,853	[3]	$ 11,482,185	$ 98,785	$ 11,580,970

[1]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2016 and 2015 there were 1,180,536,830 shares issued. All issued shares are fully paid.
[2]	Other reserves include mainly the result of transactions with non-controlling interest that do not result in a loss of control, the remeasurement of post-employment benefit obligations and the changes in value of cash flow hedges and in available for sale financial instruments.
[3]	The Distributable Reserve and Retained Earnings calculated according to Luxembourg Law are disclosed in Note 25.
[4]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2017 there were 1,180,536,830 shares issued. All issued shares are fully paid.